                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [  ]  adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Bunker Capital, L.L.C.
Address: 411 West Putnam Avenue
         Suite 420
         Greenwich, CT  06830

Form 13F File Number: 28-7834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Jackson
Title:   Managing Member
Phone:   203-863-7833

Signature, Place, and Date of Signing:

         /s/ Robin Jackson   Greenwich, CT        10/5/2001
    _______________________  ___________________  _______________
         [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total:     $64,391
                                              [thousands]


List of Other Included Managers:   None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE
                                                       September 30, 2001

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7  COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS     SOLE     SHARED   NONE
--------------           --------    -----      -------   -------  --------   ----------     -----    ----------------------

AppleComputerInc.        Common      03783310    297,296   19,168  SH         Sole           None     Sole
AbbottLaboratories       Common      00282410    682,242   13,158  SH         Sole           None     Sole
AdobeSystemsInc.         Common      00724F10    319,845   13,338  SH         Sole           None     Sole
AmericanHomeProducts     Common      02660910    622,110   10,680  SH         Sole           None     Sole
AmericanInt'lGroupInc    Common      02687410  1,736,904   22,268  SH         Sole           None     Sole
AlteraCorp.              Common      02144110    343,800   20,989  SH         Sole           None     Sole
AppliedMaterials         Common      03822210    552,532   19,428  SH         Sole           None     Sole
AmgenInc.                Common      03116210  1,522,026   25,898  SH         Sole           None     Sole
AOL-TimeWarnerInc.       Common      00184A10  1,245,156   37,618  SH         Sole           None     Sole
AT&TWirelessServices     Common      00209A10    314,696   21,064  SH         Sole           None     Sole
AmericanExpressCompany   Common      02581610    359,995   12,388  SH         Sole           None     Sole
BankofAmericaCorp.       Common      06050510    776,720   13,300  SH         Sole           None     Sole
BedBath&BeyondInc.       Common      07589610    368,712   14,482  SH         Sole           None     Sole
BellSouthCorporation     Common      07986010    668,955   16,100  SH         Sole           None     Sole
BiometInc.               Common      09061310    409,383   13,996  SH         Sole           None     Sole
Bristol-MyersSquibbCo.   Common      11012210    922,296   16,600  SH         Sole           None     Sole
CitigroupInc.            Common      17296710  1,766,084   43,607  SH         Sole           None     Sole
ConcordEFSInc.           Common      20619710    495,668   10,126  SH         Sole           None     Sole
ComcastCorporation       Common      20030020    848,254   23,648  SH         Sole           None     Sole
CiscoSystemsInc.         Common      17275R10  1,778,365  146,007  SH         Sole           None     Sole
DellComputerCorporation  Common      24702510    985,629   53,191  SH         Sole           None     Sole
WaltDisneyCompanyThe     Common      25468710    342,608   18,400  SH         Sole           None     Sole
EMCCorporation           Common      26864810    216,482   18,424  SH         Sole           None     Sole
FordMotorCompany         Common      34537086    268,196   15,458  SH         Sole           None     Sole
FlextronicsInternational Common      Y2573F10    287,234   17,366  SH         Sole           None     Sole
GeneralElectricCompany   Common      36960410  3,120,448   83,883  SH         Sole           None     Sole
Gemstar-TVGuideInt'l     Common      36866W10    283,962   14,407  SH         Sole           None     Sole
HomeDepotInc.The         Common      43707610    878,635   22,899  SH         Sole           None     Sole
Hewlett-PackardCompany   Common      42823610    272,380   16,918  SH         Sole           None     Sole
Int'lBusinessMachines    Common      45920010  1,338,904   14,506  SH         Sole           None     Sole
ImmunexCorporation       Common      45252810    522,685   27,981  SH         Sole           None     Sole
IntelCorporation         Common      45814010  2,524,279  123,497  SH         Sole           None     Sole
JDSUniphaseCorporation   Common      46612J10    342,715   54,227  SH         Sole           None     Sole
Johnson&Johnson          Common      47816010  1,391,648   25,120  SH         Sole           None     Sole
J.P.MorganChase&Co.      Common      46625H10    623,374   18,254  SH         Sole           None     Sole
Coca-ColaCompanyThe      Common      19121610    976,354   20,840  SH         Sole           None     Sole
LinearTechnologyCorp.    Common      53567810    455,789   13,896  SH         Sole           None     Sole
McDonald'sCorporation    Common      58013510    276,828   10,200  SH         Sole           None     Sole


                                4




MedtronicInc.            Common      58505510    504,513   11,598  SH         Sole           None     Sole
MedImmuneInc.            Common      58469910    374,721   10,517  SH         Sole           None     Sole
PhilipMorrisCompanies    Common      71815410    903,023   18,700  SH         Sole           None     Sole
MotorolaInc.             Common      62007610    285,090   18,275  SH         Sole           None     Sole
Merck&Co.Inc.            Common      58933110  1,299,965   19,519  SH         Sole           None     Sole
MicrosoftCorporation     Common      59491810  5,223,843  102,088  SH         Sole           None     Sole
MaximIntegratedProducts  Common      57772K10    516,763   14,790  SH         Sole           None     Sole
NextelCommunications     Common      65332V10    327,888   37,950  SH         Sole           None     Sole
OracleCorporation        Common      68389X10  1,546,334  122,920  SH         Sole           None     Sole
PaychexInc.              Common      70432610    483,584   15,347  SH         Sole           None     Sole
PepsiCoInc.              Common      71344810    730,313   15,058  SH         Sole           None     Sole
PfizerInc.               Common      71708110  2,082,152   51,924  SH         Sole           None     Sole
Procter&GambleCo.The     Common      74271810    866,201   11,900  SH         Sole           None     Sole
PharmaciaCorporation     Common      71713U10    470,009   11,588  SH         Sole           None     Sole
PeopleSoftIncorporated   Common      71271310    354,143   19,631  SH         Sole           None     Sole
QwestCommunicationsInt.  Common      74912110    233,332   13,972  SH         Sole           None     Sole
QUALCOMMInc.             Common      74752510  1,771,994   37,313  SH         Sole           None     Sole
RoyalDutchPetroleumCo.   Common      78025780    869,325   17,300  SH         Sole           None     Sole
SBCCommunicationsInc.    Common      78387G10  1,365,302   28,975  SH         Sole           None     Sole
StarbucksCorporation     Common      85524410    309,930   20,745  SH         Sole           None     Sole
SiebelSystemsInc.        Common      82617010    281,771   21,658  SH         Sole           None     Sole
Schering-PloughCorp.     Common      80660510    504,560   13,600  SH         Sole           None     Sole
SunMicrosystemsInc.      Common      86681010    615,948   74,751  SH         Sole           None     Sole
AT&TCorporation          Common      00195710    565,587   29,305  SH         Sole           None     Sole
TexasInstruments         Common      88250810    287,270   11,500  SH         Sole           None     Sole
TycoInt'l.Ltd.(NEW)      Common      90212410    728,228   16,005  SH         Sole           None     Sole
USANetworksInc.          Common      90298410    287,644   15,998  SH         Sole           None     Sole
U.S.Bancorp              Common      90297330    388,838   17,531  SH         Sole           None     Sole
ViacomInc.               Common      92552430    510,428   14,795  SH         Sole           None     Sole
VeritasSoftwareCorp.     Common      92343610    324,636   17,605  SH         Sole           None     Sole
VerizonCommunications    Common      92343V10  1,237,550   22,871  SH         Sole           None     Sole
WalgreenCompany          Common      93142210    375,287   10,900  SH         Sole           None     Sole
FirstUnionCorporation    Common      92990310    368,001   11,871  SH         Sole           None     Sole
WorldComGroup            Common      98157D10    893,120   59,383  SH         Sole           None     Sole
WellsFargo&Company       Common      94974610    668,617   15,042  SH         Sole           None     Sole
Wal-MartStoresInc.       Common      93114210  1,956,339   39,522  SH         Sole           None     Sole
XilinxIncorporated       Common      98391910    444,976   18,911  SH         Sole           None     Sole
ExxonMobilCorporation    Common      30231G10  2,294,971   58,248  SH         Sole           None     Sole
                                     Total    $   64,391













                                                                5
02618002.AA4